EXCHANGE TRADED CONCEPTS TRUST

6 MERIDIAN QUALITY DIVIDEND YIELD ETF

6 MERIDIAN QUALITY VALUE ETF

Supplement dated May 7, 2021 to the

Summary Prospectus, Prospectus, and Statement of Additional Information (“SAI”)

This supplement provides new and additional information beyond that contained in the currently effective Summary Prospectus, Prospectus, and SAI for the 6 Meridian Quality Dividend Yield ETF and 6 Meridian Quality Value ETF (together, the “Funds”) and should be read in conjunction with those documents.

Shares of the Funds are not currently available for purchase.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

MER-SK-001-0100